Inventories (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories:
Raw materials and work-in-progress	$ 1,971	$ 1,971
Finished goods	41,428	47,022
Gross inventories	43,399	48,993
Inventory valuation reserves
Inventories, net	$ 43,399	$ 48,993